Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred income tax assets
	December 31,
	2022	2021
In Respect of:
Net Operating Loss Carry forward	$1,218,869	$675,604
Research and development expenses	189,856	181,964
Provision for warranty	5,761	4,774
Provision for vacation and convalescence	49,850	20,575
Provision for Severance, net	62,060	31,254
Operating lease right of use assets	(134,836)	-
Issuance cost	381,090
Operating lease liabilities	134,836	-
Less - valuation allowance	(1,907,486)	(914,171)
Net deferred tax assets	$-	$-

Schedule of the changes in the total valuation allowance
	Year ended December 31,
	2022	2021
Balance at beginning of year	$914,171	$636,462
Additions during the year	993,315	277,709
Balance at the end of year	$1,907,486	$914,171